Financial liabilities	12 Months Ended
Dec. 31, 2023
Financial liabilities
Financial liabilities

21 Financial liabilities

21.1Interest-bearing loans

in EUR k	Dec 31, 2023	Dec 31, 2022
Non‑current liabilities
Non‑current portion of secured bank loans	39,880	40,051
Total non‑current loans	39,880	40,051
Lease liabilities	12,399	13,125
Total non‑current liabilities	52,279	53,176

Current liabilities
Current portion of secured bank loans	—	1,261
Convertible loan	25,882	—
Bank overdrafts	—	3,374
Total current loans	25,882	4,635
Current portion of lease liabilities	2,178	2,311
Total current liabilities	28,060	6,946

Total non‑current and current liabilities	80,339	60,122

As of December 2023, short-term cash deposits of EUR 425k (2022: EUR 443k) were used to secure the remaining lease outstanding balance.

The following table is based on the original terms and conditions:

Conditions and statement of liabilities

The outstanding interest-bearing loans as of December 31, 2023 and 2022 have the following conditions:

				Dec 31, 2023			Dec 31, 2022
		Nominal		Nominal	Fair	Carrying	Nominal	Fair	Carrying
in EUR k	Currency	interest rate	Maturity	amount	Value	amount	amount	Value	amount
Convertible Loan	USD	12.80%	2024	27,127	25,882	25,882	—	—	—
Secured bank loan	USD	8.15%	2028	40,691	39,880	39,880	39,015	41,312	41,312
Bank overdrafts	EUR	0.00%	Rollover	—	—	—	499	499	499
Bank overdrafts	EUR	0.00%	Rollover	—	—	—	2,376	2,376	2,376
Bank overdrafts	EUR	0.00%	Rollover	—	—	—	499	499	499
Lease liabilities*	EUR	2.1%-7.55%*	2017-31	14,577	14,577	14,577	15,436	15,436	15,436
Total interest‑bearing financial liabilities				82,395	80,339	80,339	57,825	60,122	60,122

*     represents the incremental borrowing rate of the Group at the commencement of the leases

Secured bank loan

On January 31, 2022, the Company, Centogene GmbH, CentoSafe B.V. and Centogene US, LLC (together, the “Borrowers”), entered into a debt financing agreement in the total amount of up to USD 45.0 million (EUR 40.2 million). Under the terms of the Loan Facility, the Company drew down USD 25.0 million (EUR 22.3 million) on January 31, 2022, and a second tranche of USD 20.0 million (EUR 18.6 million) upon achievement prior to July 31, 2023, of product revenue from our diagnostics and pharmaceutical segments of at least USD 50.0 million (EUR 44.3 million) calculated on a trailing twelve month basis as of the last day of any fiscal month. The Loan Facility also includes covenants such that the Group is required to maintain product revenue, calculated as of the last day of each fiscal quarter and on a trailing twelve-month basis as of such date, of at least EUR 30.0 million for any fiscal quarter prior to obtaining the second tranche and EUR 40.0 million for any fiscal quarter on or after obtaining the second tranche. Both tranches mature on January 29, 2027, with amortized repayments commencing March 1, 2025. The loans extended under the Loan Facility bear monthly interest payments at an interest rate of 7.93% per annum plus the 1-month CME Term SOFR reference rate as published by the CME Group Benchmark Administration Limited (the first tranche, “Tranche A”, subject to a floor of 0.07% and the second tranche, “Tranche B”, subject to a floor of 4.13%). As security for the Borrowers’ obligations under the Loan Facility, the Borrowers granted the lenders thereunder a first priority security interest on all of each Borrower’s assets.

The Loan and Security Agreement with Oxford Finance was amended on April 30, 2023 which introduced new requirements that the Group will prepay any outstanding loans under the Loan and Security Agreement in an amount of USD 5.0 million (plus fees, interest and expenses, in each case, pursuant to the terms of the Loan and Security Agreement) upon the first new business development or financing transaction the Group will enter and maintain at least EUR 9.1 million in unrestricted cash on deposit in collateral accounts subject to the Lender’s perfected security interest granted under the Loan and Security Agreement. On October 26, 2023 a new amendment was signed. This third amendment modified the existing requirements whereby (i) a reduction in interest rate has been introduced, and (ii) maturity date has been extended. Additionally, the USD 5 million prepayment requirement has been removed and as well as the requirement to hold EUR 9.1 million in unrestricted cash on deposit.

The Company determined the impact of the new amendment changes and applied the guidance set out in IFRS 9 ‘Financial Instruments’ and determined that there was a contract modification. The resulting analysis revealed that that there is no change in the principal amount, that there was a change in interest rate (from 7.93% down to 6.15% and the floor rate increased to 8.15% from 8.00%). Furthermore, there was a change in the payment terms extending the maturity date (by one year to January 29, 2028). Management analyzed this modification taking both qualitatively and quantitatively determining that this was not a substantial modification for the purposes of IFRS 9. The difference between the present value of the new liability and the carrying amount of the original liability is recognized as a gain of EUR 491k, adjusting the liability (as a catch-up adjustments). Transaction costs incurred in the modification are deducted from the liability and expensed during the new life of the agreement, amounting to EUR 645k. The effective interest rate used for the modified amortized cost calculation of Tranche A is 11.38% and for the Tranche B is 17.14%.

In 2022, the Loan Facility was initially recognized at fair value minus transaction costs and subsequently carried at amortized cost measured using the effective interest rate method. The transaction costs deducted from the fair value of the Loan Facility at initial recognition were EUR 1,403k. The effective interest rate used initially for amortized cost calculation of Tranche A is 11.36% and for the Tranche B is 17.11%.

Convertible Loan

On October 26, 2023, the Company (the ""Borrower"") and Pharmaceutical Investment Company, LLC (“PIC” or the "Lender"), entered into a debt financing agreement in the total amount of up to USD 30.0 million (EUR 28.3 million). Under the terms of the Convertible Loan Facility, the Company drew down USD 30.0 million (EUR 28.3 million) on October 26, 2023, in one tranche only, and the maturity date is April 26, 2024. The interest is accrued daily on the Principal Amount of the Loan at a rate per annum equal to 12.8%.

The Lender may, at its option, convert the Loan into Conversion Consideration. The Lender may convert the Loan in its entirety at any time after the date upon which the 30-day volume-weighted average price of the Common Shares has been at least the Conversion Price per Common Share for at least 20 Trading Days (whether or not consecutive) during a period of 30 consecutive Trading Days.

The type and amount of consideration (the “Conversion Consideration”) due in respect of the Principal Amount of the Loan to be converted will be a number of Common Shares equal to the quotient obtained by dividing (1) the Principal Amount of the Loan plus accrued and unpaid interest by (2) the Conversion Price of USD 2.2 then in effect on the Conversion Date (the first Business Day on which the requirements set forth in the Agreement to convert the Loan are satisfied) or Fundamental Change Conversion Date for such conversion (the date fixed for the conversion of the Loan pursuant to the occurrence of a Fundamental Change).

Fundamental Change is considered when the following occurred: the acquisition by any party (or parties acting in concert) of Common Shares representing more than fifty percent (50%) of the voting power of all of the Borrower’s Common Shares; the consummation of (i) any sale, lease or other transfer, in one transaction or a series of transactions, of all or substantially all of the assets of the Borrower and its Subsidiaries, taken as a whole, to any Person; or (ii) any transaction or series of related transactions (whether by means of merger, demerger, consolidation, share exchange, business combination, reclassification, recapitalization, acquisition, liquidation or otherwise), the result of which is the Borrower’s shareholders prior to such transaction or series of transactions cease to own more than fifty percent (50%) of all classes of common equity of the Borrower or its successor following any such transaction or series of transactions; or the Borrower’s shareholders approve any plan or proposal for the liquidation or dissolution of the Borrower), plus the Conversion Fee Shares (result of dividing USD 1,000,000 by the Conversion Price then in effect).

The initial number of Conversion Shares to be delivered upon conversion of the Loan is 15,000,000 (representing (i) a number of Common Shares of the Company equal to the quotient obtained by dividing (x) the Principal Amount of the Loan plus accrued and unpaid interest (which, in no event shall be less than USD 2,000,000) by (y) the Conversion Price plus (ii) the Conversion Fee Shares) provided.

Management assessed the accounting treatment of the Convertible Loan and analyzed the possibility of conversion at maturity date, determining the Loan should be accounted as a financial liability using the effective interest rate method as there are some circumstances in which the Company should repay the Loan in case of no conversion at maturity date. Management also considered the embedded rights that could only occur upon certain conditions being met, concluding that these were not bifurcated and had a value of zero. As of December 31, 2023, the Company has recognized the loan at amortized cost measured using the effective interest rate method. The transaction costs deducted at initial recognition were EUR 3,023k. The effective interest rate used for amortized cost calculation is 43.37%. In addition, as of May 12, 2024, the Company and “PIC” signed a new amendment to the Convertible Loan agreement in which the maturity date has been changed (See Note 29 for further details).

Bank overdrafts

The bank overdrafts of EUR nil as of December 31, 2023 (2022: EUR 2,376k) were secured by short-term deposits with a carrying amount of EUR 500k (2022: EUR 2,500k) (see Note 18). The other bank overdrafts of EUR nil (2022: EUR 998k) were secured over two short-term deposits with a carrying amount of EUR 500k in 2022 (see Note 18).

21.2Trade payables and other liabilities

in EUR k	Dec 31, 2023	Dec 31, 2022
Trade payables	5,628	6,317
Government grants (deferred income)	6,685	7,950
Contract liabilities	694	651
Warrant liability	394	260
Derivative liabilities	242	376
Others	7,961	9,601
Trade payables and other liabilities	21,604	25,155
Non‑current	6,385	7,726
Current	15,219	17,429

Government grants mainly include investment-related government grants. These were received for the purchase of certain items of property, plant and equipment for the research and development facilities in Mecklenburg-Western Pomerania, including the Rostock facility. The grants were issued in the form of investment subsidies as part of the joint federal and state program, “Verbesserung der regionalen Wirtschaftsstruktur” (improvement of the regional economic structure) in connection with funds from the European Regional Development Fund. No additional grants received during the year ended December 31, 2023 (2022: EUR 506k; 2021: EUR 168k).

Contract liabilities mainly contain the deferred revenues recognized for advance payments received by the customers; in case the revenue is recognized over time. The increase of the period is mainly due to the new collaborations entered during the current year partially offset by the release of certain amounts related to advance payments made in prior years, netting to an increase of EUR 43k (2022: EUR 1,915k decrease; 2021: EUR 3,201k decrease), for the revenues recognized in 2023 based on the satisfaction of the related performance obligations.

On January 31, 2022, pursuant to a securities purchase agreement and a warrant agreement, each signed with certain investors, the Group received EUR 15.0 million in exchange for the issuance of an aggregate of 4,479,088 common shares at a price per share of USD 3.73 (EUR 3.35) and warrants initially exercisable for the purchase of up to an aggregate of 1,343,727 additional common shares at an initial exercise price per common share of USD 7.72. The warrants are exercisable immediately as of the date of issuance and will expire on December 31, 2026. Based on the fair value per share at the issuance date, the Group recognized the warrants as liabilities in the amount of USD 3.2 million (EUR 2.8 million). The fair value of warrants increased from EUR 0.19 per warrant as of December 31, 2022, to EUR 0.29 per warrant as of December 31, 2023. The result is an increase in fair value of warrant liabilities of EUR 159k for the period ended December 31, 2023.

The fair value of the warrants was estimated at the date of issuance date using the Black-Scholes-Merton option pricing model. The key assumptions used to derive the warrants value are set out below:

	Dec 31, 2023	Dec 31, 2022
Exercise price (USD)	7.72	7.72
Share price (USD)	1.20	0.93
Volatility (%)	100.00	85.00
Risk-free interest rate (%)	4.12	4.15
Dividend yield (%)	nil	nil
Time to maturity	3.00	4.00

Other liabilities include an accrual for outstanding invoices of EUR 1,161k (2022: EUR 1,074k; 2021: EUR 4,978k), personnel-related liabilities for vacation and bonuses totaling EUR 3,559k (2022: EUR 3,717k; 2021: EUR 4,812k), a VAT payable of EUR nil (2022: EUR nil; 2021: EUR 905k), an accrual for closings and audit of financial statements of EUR 1,422k (2022: EUR 1,648k; 2021: EUR 932k) as well as liabilities for wage and church tax of EUR 328k (2022: EUR 342k; 2021: EUR 1,040k).